Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	TOUCHSTONE STRATEGIC TRUST
Entity Central Index Key	0000711080
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000008461 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	CLASS A
Trading Symbol	TEQAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.15%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Class A shares performance was 11.59% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	6.03%	13.62%	6.88%
Class A - excluding sales load	11.59%	14.80%	7.52%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 748,163,794
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,418,366
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008463 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	CLASS C
Trading Symbol	TEQCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	1.93%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	1.93%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Class C shares performance was 10.76% (excluding sales loads) for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	9.76%	13.87%	6.82%
Class C - excluding sales load	10.76%	13.87%	6.82%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 748,163,794
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,418,366
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies. Additionally, on July 29, 2024 the Class C expense limitation was reduced to 1.92% of average daily net assets.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund.
Material Fund Change Expenses [Text Block]	Additionally, on July 29, 2024 the Class C expense limitation was reduced to 1.92% of average daily net assets.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008460 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	CLASS Y
Trading Symbol	TIQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Class Y shares performance was 11.89% for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	11.89%	15.08%	7.79%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 748,163,794
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,418,366
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000156058 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Non-US Equity Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TROCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Non-US Equity Fund (“Fund”) (formerly Touchstone Non-US ESG Equity Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92	0.87%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital. The Fund primarily invests in equity securities of non-U.S. companies and generally focuses on larger, more established companies. The Fund selects investments based on an evaluation of a company’s sustainability and impact practices which considers environmental, social and governance (ESG) impacts and risks of a company, how well the company manages these impacts and risks, and ascertains the company’s willingness and ability to take a leadership position in implementing best practices.
The Fund's Institutional Class shares performance was 11.94% for the reporting period.
The Fund outperformed the MSCI All Country World ex-USA Index on a relative basis, due to positive contributions from Communication Services, Consumer Discretionary and Industrials sectors for the 12 month period. Stock selection within Information Technology and the underweight allocation within Utilities detracted in the period. On a regional basis, investments in Japan and China were the best performers, while the underweight allocation to North America detracted slightly. Communication Services benefitted from stock selection and the overweight allocation within the sector.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials - Electrical Infrastructure	Positive	Industrials had an outstanding year of performance as our thesis pertaining to electrical infrastructure capital expenditure growth acceleration materialized, lifting the shares of Hitachi, Ltd., which was the second largest contributing stock during the period.
Consumer Discretionary - Gaming and Music	Positive	Consumer Discretionary outperformed as holdings in Sony Group Corporation, the top contributing stock over the period, saw positive performance as its gaming segment continued to outperform and operating profits came in well ahead of consensus. Music also posted better results, where streaming growth reaccelerated.
Tariffs - Autos	Negative	Denso Corporation, a manufacturer of electronic parts for automobiles, was the top detracting stock within the sector and second largest detracting stock overall during the period as markets digested the impact of U.S. tariffs on the automotive sector and headlines suggested auto sales could be impacted globally if tariffs are implemented.
Info Tech – Semiconductor Capital Equipment (Semicaps)	Negative	Weakness in Tokyo Electron Ltd., which was the top detracting stock for the period. Semicap (and semi) growth peaked mid-2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class[1]	11.94%	15.08%	7.81%
MSCI All Country World Ex-USA Index	6.09%	10.92%	4.98%
[1]	The inception date was May 4, 2015. Performance information was calculated using the historical performance of Class Y shares for the periods prior to May 4, 2015.

Performance Inception Date	May 04, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Mar. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 748,163,794
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 4,418,366
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$748,163,794
Total number of portfolio holdings	46
Total advisory fees paid	$4,418,366
Portfolio turnover rate	22%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	25.3%
Industrials	22.3%
Communication Services	12.3%
Information Technology	9.5%
Health Care	8.6%
Materials	7.0%
Consumer Discretionary	5.9%
Energy	5.2%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
Japan	16.2%
United Kingdom	12.1%
France	9.8%
Sweden	8.9%
Germany	7.3%
Netherlands	6.8%
South Korea	4.9%
Switzerland	4.8%
China	4.7%
India	4.0%
Singapore	3.4%
Taiwan	3.4%
Ireland	3.4%
Other Countries	6.4%
Short-Term Investment Funds	11.2%
Other Assets/Liabilities (Net)	(7.3)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund. Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies. Additionally, on July 29, 2024 the Institutional Class expense limitation was reduced to 0.87% and reduced again on March 1, 2025 to 0.86% of average daily net assets.

Material Fund Change Name [Text Block]	On March 1, 2025, the Fund’s name was changed from the Touchstone Non-US ESG Equity Fund to the Touchstone Non-US Equity Fund.
Material Fund Change Expenses [Text Block]	Additionally, on July 29, 2024 the Institutional Class expense limitation was reduced to 0.87% and reduced again on March 1, 2025 to 0.86% of average daily net assets.
Material Fund Change Strategies [Text Block]	Additionally, the Fund changed its 80% investment policy and revised its principal investment strategies.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008464 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS A
Trading Symbol	TEGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	1.22%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class A shares performance was (4.65)% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-9.41%	11.60%	8.46%
Class A - excluding sales load	-4.65%	12.75%	9.11%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,221,377,596
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,339,760
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008466 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS C
Trading Symbol	TOECX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$200	2.06%

Expenses Paid, Amount	$ 200
Expense Ratio, Percent	2.06%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class C shares performance was (5.47)% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	-6.38%	11.82%	8.42%
Class C - excluding sales load	-5.47%	11.82%	8.42%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,221,377,596
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,339,760
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion. Additionally, the Class C expense limitation was reduced to 1.99% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion. Additionally, the Class C expense limitation was reduced to 1.99% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000074340 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS Y
Trading Symbol	TEGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$97	0.99%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class Y shares performance was (4.45)% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	-4.45%	13.02%	9.37%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,221,377,596
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,339,760
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion. Additionally, the Class Y expense limitation was reduced to 0.97% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion. Additionally, the Class Y expense limitation was reduced to 0.97% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000101896 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TEGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$85	0.87%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Institutional Class shares performance was (4.34)% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	-4.34%	13.15%	9.47%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,221,377,596
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,339,760
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000217963 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Mid Cap Growth Fund
Class Name	CLASS R6
Trading Symbol	TFGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Mid Cap Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.78%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to increase the value of Fund shares by primarily investing in stocks of mid-cap U.S. companies. The Fund’s portfolio managers place focus on companies that they believe to have a demonstrated record of achievement with excellent prospects for earnings growth over a 1-to-3-year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class R6 shares performance was (4.25)% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Industrials sector	Positive	Axon Enterprise, Inc. was a top contributor driven by strong earnings and a resilient growth outlook.
Consumer Staples sector	Positive	The Fund benefitted from our underweight positioning in Consumer Staples.
Energy sector	Negative	Lack of exposure to large Russell Midcap® Growth Index weights, which are either defensive or tied to AI, negatively impacted relative performance.
Information Technology sector	Negative	Underweight exposure to expensive, thematic-driven companies that were large contributors in the benchmark, negatively impacted relative performance.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Real Estate.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	-4.25%	13.25%	9.52%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell Midcap® Growth Index	3.57%	14.86%	10.14%
[1]	The inception date was February 10, 2020. Performance information was calculated using the historical performance of Institutional Class shares for the periods prior to February 10, 2020.

Performance Inception Date	Feb. 10, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jan. 01, 2025
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,221,377,596
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 9,339,760
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,221,377,596
Total number of portfolio holdings	59
Total advisory fees paid	$9,339,760
Portfolio turnover rate	79%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.7%
Industrials	23.8%
Health Care	16.9%
Financials	13.4%
Consumer Discretionary	8.3%
Communication Services	3.3%
Materials	1.6%
Energy	1.5%
Utilities	1.2%
Consumer Staples	1.2%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.

Material Fund Change Expenses [Text Block]	Effective January 1, 2025, the Fund pays its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.74% on the first $500 million, 0.69% on the next $500 million, 0.65% on the next $200 million and 0.60% on assets over $1.2 billion.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008467 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	CLASS A
Trading Symbol	TGVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128	1.26%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class A shares performance was 3.26% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	-1.91%	17.18%	11.70%
Class A - excluding sales load	3.26%	18.39%	12.37%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 142,993,360
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,185,358
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class A expense limitation was reduced to 0.99% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class A expense limitation was reduced to 0.99% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000008469 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	CLASS C
Trading Symbol	TGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$203	2.01%

Expenses Paid, Amount	$ 203
Expense Ratio, Percent	2.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class C shares performance was 2.48% (excluding sales loads) for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	1.51%	17.49%	11.69%
Class C - excluding sales load	2.48%	17.49%	11.69%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 142,993,360
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,185,358
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class C expense limitation was reduced to 1.71% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class C expense limitation was reduced to 1.71% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000074341 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	CLASS Y
Trading Symbol	TGVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$103	1.01%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Class Y shares performance was 3.51% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	3.51%	18.68%	12.65%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 142,993,360
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,185,358
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class Y expense limitation was reduced to 0.66% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Class Y expense limitation was reduced to 0.66% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000074342 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Growth Opportunities Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TGVVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Growth Opportunities Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term growth of capital by primarily investing in stocks of U.S. companies with any market capitalization. The Fund’s portfolio managers place focus on companies they believe to have demonstrated records of achievement with excellent prospects for earnings growth over a 1 to 3 year period. The Fund’s sub-adviser, Westfield Capital Management Company, L.P., looks for companies that it believes are reasonably priced with high forecasted earnings potential.
The Fund's Institutional Class shares performance was 3.62% for the reporting period.
Markets in the first quarter of 2025 reflected a dramatic reversal in sentiment, as early strength pushed major indices to record highs, but momentum faded through March as macroeconomic signals softened and investor caution grew. The Fund's sub-adviser prioritized capital preservation, focusing on companies with strong free cash flow, pricing power, and tariff resilience.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Information Technology sector	Positive	Benefitted from being underweight Microsoft Corp. relative to the Russell 3000® Growth Index, and from investment in information technology infrastructure services company Kyndryl Holdings Inc.
Communication Services sector	Positive	Netflix, Inc. was a top contributor driven by strong earnings from subscription revenue model.
Industrials sector	Negative	J.B. Hunt Transport Services, Inc. underperformed the overall Industrials sector after disappointing earnings and lack of early cycle recovery.
Consumer Discretionary sector	Negative	MGM Resorts International underperformed the overall Consumer Discretionary sector due to macro uncertainty and lack of near-term catalysts.
Over the past year, the Fund increased its weighting in Information Technology and reduced its weighting in Industrials.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	3.62%	18.80%	12.76%
Russell 3000® Index	7.22%	18.18%	11.80%
Russell 3000® Growth Index	7.18%	19.57%	14.55%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 142,993,360
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 1,185,358
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$142,993,360
Total number of portfolio holdings	36
Total advisory fees paid	$1,185,358
Portfolio turnover rate	68%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	41.4%
Communication Services	14.9%
Health Care	11.4%
Consumer Discretionary	10.6%
Industrials	8.4%
Financials	7.1%
Consumer Staples	2.0%
Short-Term Investment Fund	4.3%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund. In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy. In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund. Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Institutional Class expense limitation was reduced to 0.60% of average daily net assets.

Material Fund Change Name [Text Block]	The Fund’s name was changed from the Touchstone Growth Opportunities Fund to the Touchstone Dynamic Large Cap Growth Fund.
Material Fund Change Expenses [Text Block]	Additionally, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 0.60% on the first $200 million and 0.40% on assets over $200 million and the Institutional Class expense limitation was reduced to 0.60% of average daily net assets.
Material Fund Change Strategies [Text Block]	In connection with the name change, Los Angeles Capital Management LLC (“Los Angeles Capital”) was appointed as the Fund’s sub-adviser, the Fund adopted an 80% investment policy and other changes were made to the Fund’s principal investment strategies to reflect Los Angeles Capital’s investment strategy.
Material Fund Change Risks Change [Text Block]	In connection with the changes in principal investment strategies, Quantitative Strategy Risk was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund effective May 9, 2025. For more complete information, you may review the Fund’s current prospectus, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000109254 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS A
Trading Symbol	TFOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class A shares performance was 6.77% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	1.44%	16.63%	9.96%
Class A - excluding sales load	6.77%	17.84%	10.61%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,239,681,691
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,016,628
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%

C000109255 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS C
Trading Symbol	TFFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$198	1.92%

Expenses Paid, Amount	$ 198
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class C shares performance was 5.97% (excluding sales loads) for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	4.97%	16.94%	9.95%
Class C - excluding sales load	5.97%	16.94%	9.95%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Jul. 29, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,239,681,691
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,016,628
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On July 29, 2024, the Fund’s Class C expense limitation was reduced to 1.89% of average daily net assets.

Material Fund Change Expenses [Text Block]	On July 29, 2024, the Fund’s Class C expense limitation was reduced to 1.89% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s current prospectus at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000109257 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	CLASS Y
Trading Symbol	TFFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Class Y shares performance was 7.08% for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	7.08%	18.18%	10.93%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,239,681,691
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,016,628
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%

C000109256 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Focused Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Focused Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation by investing in companies of all capitalizations that are trading below what is believed to be the estimate of their intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place. The barrier(s) to entry can be created through a cost advantage, economies of scale, high customer loyalty or a government barrier (e.g. license or subsidy). The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., believes that the strongest barrier to entry is the combination of economies of scale and high customer loyalty.
The Fund's Institutional Class shares performance was 7.12% for the reporting period.
U.S. equities saw gains in the 12-month period ended March 31, 2025, with the Russell 3000® Index logging a 7.22% return. Monetary policy was a major focal point during the period, with the Federal Reserve implementing the first of 3 rate cuts in September as inflation tempered and expectation of a soft landing grew stronger. The build up to the election and the after effects of its results attributed to market volatility as well, with looming concerns over policy uncertainty and an economic slowdown.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Consumer Staples sector	Positive	Philip Morris International Inc. heavily contributed to outperformance due to product innovation and increased focus on reduced-risk products.
International Allocation	Positive	The overweight to international holdings saw high contribution to performance.
Communication Services sector	Positive	The largest overweight sector in the Fund’s portfolio, allocation to the sector was a positive contributor to performance.
Software Industry	Negative	An overweight to the industry, with Microsoft Corp. being a key component, was a large detractor for performance.
The increase in weight year-to-year to the Information Technology sector was the largest sector related change in the Fund period-to-period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	7.12%	18.23%	11.00%
Russell 3000® Index	7.22%	18.18%	11.80%
S&P 500® Index	8.25%	18.59%	12.50%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,239,681,691
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 8,016,628
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,239,681,691
Total number of portfolio holdings	48
Total advisory fees paid	$8,016,628
Portfolio turnover rate	5%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	27.5%
Financials	14.6%
Communication Services	14.3%
Health Care	13.5%
Consumer Discretionary	10.3%
Industrials	6.6%
Consumer Staples	6.1%
Energy	2.4%
Materials	2.3%
Real Estate	1.4%
Short-Term Investment Funds	3.2%
Other Assets/Liabilities (Net)	(2.2)%
Total	100.0%

C000117280 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS A
Trading Symbol	FFSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.04%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Class A shares performance was 4.71% (excluding sales loads) for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	1.34%	4.15%	2.64%
Class A - excluding sales load	4.71%	4.58%	3.24%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,685,510,985
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 8,188,234
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117281 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS C
Trading Symbol	FRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183	1.79%

Expenses Paid, Amount	$ 183
Expense Ratio, Percent	1.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Class C shares performance was 3.92% (excluding sales loads) for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	2.92%	3.80%	2.62%
Class C - excluding sales load	3.92%	3.80%	2.62%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,685,510,985
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 8,188,234
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117282 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	CLASS Y
Trading Symbol	MXIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Class Y shares performance was 4.95% for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	4.95%	4.85%	3.50%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,685,510,985
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 8,188,234
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000117283 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Flexible Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TFSLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Flexible Income Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks total return through a combination of income and capital appreciation by investing primarily in income producing securities. The Fund’s sub-adviser, Bramshill Investments, LLC, implements a tactical fixed-income strategy, actively managing the portfolio by rotating among asset classes and tactically hedging during various interest rate and market environments. The sub-adviser seeks to identify relative value across asset classes and capture opportunities primarily within the corporate, U.S. Treasury, municipal and preferred security markets. The Fund focuses on liquid securities with transparent pricing and actively-traded capital structures.
The Fund's Institutional Class shares performance was 5.05% for the reporting period.
Over the 12-month period ending March 31, 2025, the U.S. credit market navigated a complex macroeconomic landscape marked by persistent inflation concerns, shifting Federal Reserve policy expectations, and bouts of interest rate volatility. Credit spreads over Treasuries remained relatively stable but tight, supported by resilient corporate earnings and strong investor demand for yield, particularly in investment grade and select high yield segments. The U.S. Treasury yield curve experienced continued inversion through much of the period, though the long end of the curve rose notably in early 2025 amid renewed inflation fears and higher than expected economic growth data. Non-investment grade corporate bonds (high yield) performed well overall, benefitting from limited default activity and steady demand, despite periodic repricing tied to rate volatility. Meanwhile, the securitized market produced solid, comparable returns across commercial mortgage backed securities (CMBS), asset backed securities, and residential mortgage backed securities, all returning mid-to-high single digit returns for the period.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Yield Curve Positioning	Positive	The Fund benefitted from barbelled Treasury positioning, allocations to short duration positions (<1 year maturity) and low dollar price, longer duration Treasury bonds.
Security Selection	Positive	Investment grade corporate bonds and securitized positions positively contributed to performance during the 12-month period. The Fund’s Financial sector issuers and CMBS issues were the leading contributors to relative performance.
Municipals	Negative	Rising interest rates during the second quarter of 2024 caused the municipal exposure to drag on Fund performance.
The Fund avoided credit sensitive asset classes (i.e., generic high yield), although they were much more fairly priced on a risk-adjusted basis than they have been in a few years. However, while nominal yields reached more attractive levels, credit spreads widened off their tights, but not at levels we found worthy of investment as of yet. We remained tentative to rotate into such investments as they have a meaningfully higher probability of default. We looked to take advantage of investment opportunities in this space on a tactical basis. As always, we remained diligent and patient as we focused on avoiding any positions that had the potential to suffer from extreme illiquidity.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	5.05%	4.98%	3.61%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,685,510,985
Holdings Count | Holding	311
Advisory Fees Paid, Amount	$ 8,188,234
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,685,510,985
Total number of portfolio holdings	311
Total advisory fees paid	$8,188,234
Portfolio turnover rate	52%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	29.0%
Asset-Backed Securities	18.5%
Non-Agency Collateralized Mortgage Obligations	14.5%
Agency Collateralized Mortgage Obligations	12.4%
U.S. Treasury Obligations	12.1%
Preferred Stocks	3.8%
Exchange-Traded Funds	2.1%
Commercial Mortgage-Backed Securities	0.1%
Purchased Options	0.2%
Short-Term Investment Funds	6.6%
Other Assets/Liabilities (Net)	0.7%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	34.7%
AA/Aa	10.9%
A/A	11.6%
BBB/Baa	16.9%
BB/Ba	0.6%
B/B	2.3%
Not Rated	23.0%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000206050 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS A
Trading Symbol	TSMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$153	1.52%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class A shares performance was 1.48% (excluding sales loads) for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A1	-3.62%	4.13%	2.93%
Class A - excluding sales load	1.48%	5.21%	3.47%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018.

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,812,375,603
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 19,504,387
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class A expense limitation was reduced to 1.43% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class A expense limitation was reduced to 1.43% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000206051 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS C
Trading Symbol	TEGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$225	2.24%

Expenses Paid, Amount	$ 225
Expense Ratio, Percent	2.24%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class C shares performance was 0.73% (excluding sales loads) for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C1	-0.27%	4.43%	2.70%
Class C - excluding sales load	0.73%	4.43%	2.70%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
[1]	The inception date was November 16, 2018. Performance information was calculated using the historical performance of Class Y shares for the periods prior to November 16, 2018.

Performance Inception Date	Nov. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,812,375,603
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 19,504,387
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class C expense limitation was reduced to 2.13% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class C expense limitation was reduced to 2.13% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000140622 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS Y
Trading Symbol	TSEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$123	1.22%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class Y shares performance was 1.79% for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	1.79%	5.54%	3.76%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,812,375,603
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 19,504,387
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class Y expense limitation was reduced to 1.21% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class Y expense limitation was reduced to 1.21% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000140623 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TSEGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Institutional Class shares performance was 1.85% for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Institutional Class	1.85%	5.62%	3.85%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,812,375,603
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 19,504,387
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Institutional Class expense limitation was reduced to 1.04% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Institutional Class expense limitation was reduced to 1.04% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000227353 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Sands Capital Emerging Markets Growth Fund
Class Name	CLASS R6
Trading Symbol	TSRMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Sands Capital Emerging Markets Growth Fund (“Fund”) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$110	1.09%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks long-term capital appreciation. The Fund invests in equity and equity-related securities issued by companies located in emerging or frontier markets countries. The Fund’s sub-adviser, Sands Capital Management, LLC ("Sands Capital"), uses a “bottom-up” approach to investment selection, as opposed to sector or regional allocations that focuses on a company’s long-term business fundamentals. Sands Capital seeks companies that have: sustainable above-average earnings growth; a leadership position in a promising business space; significant competitive advantages such as profitability, superior quality or distribution relative to competitors or strong brand and consumer loyalty; a clear mission in an understandable business model; financial strength; and a rational valuation in relation to competitors, the market and business prospects.
The Fund's Class R6 shares performance was 1.90% for the reporting period.
The Fund underperformed the MSCI Emerging Markets Index during the period driven by stock selection. Emerging market equities (as measured by the MSCI Emerging Markets Index) rose 8.09% during the 12-month period, outperforming developed markets for the first time since 2021. China led the advance, rising more than 40% and accounting for the entirety of the Index’s gains. Taiwan was the second-largest country contributor. Conversely, Korea and Brazil were the top 2 country detractors. From a sector perspective, Financials and Consumer Discretionary led the index higher, while Materials and Energy were its largest detractors.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Financials sector	Negative	Stock selection for the Fund within the sector was particularly driven by weak performance from XP Inc., Joint Stock Company Kaspi.kz, and NU Holdings Ltd.
Communication Services sector	Positive	Strong stock performance, primarily driven by Sea Ltd.
China	Negative	The Fund’s underweight in this country as well as stock performance contributed negatively.
Singapore	Positive	The Fund’s overweight and stock performance were positive contributors.
The most material change over the period was narrowing the Fund’s underweight to China relative to the MSCI Emerging Markets Index. As of March 31, 2025, the Fund had a 23% weight (up from 13% a year ago) versus 31% percent for the benchmark. While the Fund remained cautious about China’s long-term structural challenges and ongoing geopolitical tensions with the United States, the Fund also sought a select group of exceptional growth businesses in the country. In the Fund's view, these businesses were led by strong management teams, exhibit improving fundamentals, and trade at attractive valuations.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class R6[1]	1.90%	5.63%	3.80%
MSCI Emerging Markets Index	8.09%	7.94%	3.71%
[1]	The inception date was April 26, 2021. Performance information was calculated using the historical performance of Class Y shares for the periods prior to April 26, 2021.

Performance Inception Date	Apr. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 30, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 1,812,375,603
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 19,504,387
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$1,812,375,603
Total number of portfolio holdings	45
Total advisory fees paid	$19,504,387
Portfolio turnover rate	21%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Financials	24.3%
Consumer Discretionary	21.0%
Information Technology	14.0%
Communication Services	12.0%
Consumer Staples	10.7%
Industrials	9.2%
Health Care	3.5%
Energy	2.6%
Real Estate	1.1%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%
Geographical Allocation (% of Net Assets)
Common Stocks
India	26.2%
China	23.2%
Brazil	12.7%
Taiwan	9.7%
Singapore	6.5%
Hong Kong	3.2%
Indonesia	3.0%
Other Countries	13.9%
Short-Term Investment Funds	2.2%
Other Assets/Liabilities (Net)	(0.6)%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class R6 expense limitation was reduced to 1.00% of average daily net assets.

Material Fund Change Expenses [Text Block]	Effective September 30, 2024, the Fund will pay its investment adviser, Touchstone Advisors, Inc., an advisory fee at an annualized rate of 1.00% on the first $200 million, 0.85% on the next $2.8 billion and 0.80% on assets over $3 billion. Additionally, the Class R6 expense limitation was reduced to 1.00% of average daily net assets.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000226977 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS A
Trading Symbol	TQPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$104	1.00%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Class A shares performance was 7.05% (excluding sales loads) for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class A	3.41%	3.29%	2.56%
Class A - excluding sales load	7.05%	4.31%	3.05%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 297,058,799
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,369,916
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.

Material Fund Change Name [Text Block]	On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000226976 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS C
Trading Symbol	TQPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$176	1.71%

Expenses Paid, Amount	$ 176
Expense Ratio, Percent	1.71%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Class C shares performance was 6.23% (excluding sales loads) for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class C	5.23%	3.60%	2.36%
Class C - excluding sales load	6.23%	3.60%	2.36%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 297,058,799
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,369,916
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.

Material Fund Change Name [Text Block]	On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000226978 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	CLASS Y
Trading Symbol	TQPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Class Y shares performance was 7.34% for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class Y	7.34%	4.58%	3.26%
Bloomberg U.S. Aggregate Bond Index	4.88%	-0.40%	1.46%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 297,058,799
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,369,916
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.

Material Fund Change Name [Text Block]	On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds
C000226979 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Strategic Income Fund
Class Name	INSTITUTIONAL CLASS
Trading Symbol	TQPIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Strategic Income Fund (“Fund”) (formerly Touchstone Strategic Income Opportunties Fund) for the period April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/mutual-funds. You can also request this information by contacting us at 800.543.0407.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/mutual-funds
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks a high level of current income with a focus on capital preservation by investing primarily in income producing fixed income securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc. employs a high conviction, yield-oriented investment approach with a relatively focused number of issuers, coupled with sector diversification and diligent risk management that is intended to result in attractive risk-adjusted returns via high levels of income.
The Fund's Institutional Class shares performance was 7.80% for the reporting period.
Financial markets were volatile during the period in the face of elevated uncertainty due to shifting policy, mixed economic indicators, and increased geopolitical risks. While credit spreads were range bound near historically tight levels for most of the 12 month period, they widened in the first quarter of 2025 following growth concerns as well as weaker consumer and business sentiment. At the same time, interest rates declined as investors increased their expectations for interest rate cuts. However, longer interest rates are roughly unchanged over the last 12 months.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	The Fund’s duration positioning was tactically adjusted throughout the period. Despite being shorter duration than the Bloomberg U.S. Aggregate Bond Index as rates ended the 12-month period largely unchanged, duration positioning contributed to relative performance during the period.
Sector Allocation	Positive	The Fund had overweight allocations to high yield corporates, emerging market debt, and non-credit sectors such as securitized, which positively impacted performance as risk assets performed well over the period.
Security Selection	Positive	Security selection within investment grade corporates, securitized, and emerging market debt contributed to outperformance.
High Yield Corporate Selection	Negative	Security selection within high yield corporates detracted from relative performance.
Over the past 12 months the Fund’s risk target was toward the lower end of its historical range at 30%. As a result, allocations were largely unchanged over the period. The Fund increased credit quality by marginally increasing investment grade corporates while modestly reducing emerging market debt, which remained toward the lower end of the historical range along with high yield corporates.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception[1]
Institutional Class	7.80%	2.14%
Bloomberg U.S. Aggregate Bond Index	4.88%	-1.52%
[1]	The inception date was July 19, 2021. The returns of the index listed above is based on the inception date of the Class.

Performance Inception Date	Jul. 19, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 31, 2024
Updated Performance Information Location [Text Block]	Visit touchstoneinvestments.com/mutual-funds for the most recent performance information.
Net Assets	$ 297,058,799
Holdings Count | Holding	195
Advisory Fees Paid, Amount	$ 1,369,916
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$297,058,799
Total number of portfolio holdings	195
Total advisory fees paid	$1,369,916
Portfolio turnover rate	144%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	43.7%
U.S. Treasury Obligations	27.7%
Asset-Backed Securities	11.5%
Commercial Mortgage-Backed Securities	5.9%
Non-Agency Collateralized Mortgage Obligations	5.6%
Common Stocks	2.1%
Sovereign Government Obligations	1.0%
Agency Collateralized Mortgage Obligations	0.3%
Rights	0.0%
Short-Term Investment Fund	1.2%
Other Assets/Liabilities (Net)	1.0%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	36.6%
AA/Aa	6.4%
A/A	11.4%
BBB/Baa	32.1%
BB/Ba	6.9%
B/B	5.3%
CCC	0.8%
Not Rated	0.5%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
Material Fund Change [Text Block]
Material Fund Changes
The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407. On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund. There were no changes made to the Fund’s investment goal and principal investment strategies.

Material Fund Change Name [Text Block]	On October 31, 2024, the Fund’s name was changed from the Touchstone Strategic Income Opportunities Fund to the Touchstone Strategic Income Fund.
Summary of Change Legend [Text Block]	The following is a summary of certain changes made to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s prospectus which we expect to be available by July 29, 2025, at touchstoneinvestments.com/mutual-funds or upon request at 800.543.0407.
Updated Prospectus Phone Number	800.543.0407
Updated Prospectus Web Address	touchstoneinvestments.com/mutual-funds